Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The computed provisions (benefits) for income taxes were based on the following U.S. and non-U.S. components of income (loss) before income taxes for the years ended December 31 (in thousands):

	2013	2012
United States loss	$(10,945)	$(3,455)
Non-U.S. loss	(3,931)	(1,087)
Total	$(14,876)	$(4,542)

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes for the years ended December 31 is as follows (in thousands):

	2013	2012
Current:
U.S. Federal	$(292)	$(492)
Foreign	71	198
State	78	(30)
Deferred:
U.S. Federal and State	2,685	(225)
Foreign	—	(36)
Total income tax provision (benefit)	$2,542	$(585)

Effective Income Tax Rate Reconciliation
The following table summarizes our provision for income taxes and the related effective tax rates:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Loss before income taxes	$(27,818)	$(2,862)	$(45,520)	$(1,763)
Income tax expense (benefit)	(901)	(662)	19,773	240
Effective tax rate	3.2%	23.1%	(43.4)%	(13.6)%

A reconciliation of income taxes computed at the statutory rates to the reported income tax provision (benefit) for the years ended December 31 is as follows (in thousands):

	2013	2012
Statutory U.S. Federal tax (benefit) provision	$(5,058)	$(1,590)
Difference due to:
Foreign taxes (foreign valuation allowance)	1,407	185
Permanent Differences	(1,169)	(1,199)
U.S. state and local income taxes	(791)	48
Change in reserve for uncertain tax provisions	(421)	(329)
Increase in U.S. valuation allowance, net	8,379	17,353
Decrease in foreign valuation allowance, net	—	(14,636)
Refundable credits	—	(145)
Other	195	(272)
Income tax provision (benefit)	$2,542	$(585)

Schedule of Deferred Tax Assets and Liabilities
A summary of deferred income tax assets and liabilities as of December 31 is as follows (in thousands):

	2013	2012
Deferred income tax assets:
Post Retirement	$94	$336
Employee Benefits	10,077	11,720
Inventory	6,711	4,750
Accounts receivable	1,657	3,404
Fixed asset basis difference	4,122	5,875
Net operating loss carryforward	22,771	13,229
Goodwill	—	435
Natural gas hedge	—	759
Other	3,273	3,672
Total deferred income tax asset	$48,705	$44,180
Deferred income tax liabilities:
Other indefinite lived intangibles	$(8,635)	$(8,635)
Natural gas hedge	(25)	—
Goodwill	(1,184)	—
Other definite lived intangibles	(10,658)	(12,298)
Total deferred income tax liability	$(20,502)	$(20,933)
Net deferred income tax asset before valuation allowance	$28,203	$23,247
Valuation allowance	(17,683)	(9,303)
Net deferred income tax asset	$10,520	$13,944
Current deferred income tax asset, net	5,622	6,689
Noncurrent deferred income tax asset, net	14,717	15,890
Noncurrent deferred income tax (liability)	(9,819)	(8,635)
Net deferred income tax asset	$10,520	$13,944

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits (including interest and penalties) at December 31 is as follows (in thousands):

	2013	2012
Balance - Beginning of the year	$871	$1,184
Increases for tax positions related to current year	54	97
Increases for tax positions of prior year	5	—
Decreases for expiring statute of limitations	(33)	(116)
Decreases for tax positions resolved	(424)	(294)
Change in interest	(19)	—
Balance - End of the year	$454	$871